Income taxes - Reconciliation of the effective tax rate to the statutory rate (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Line Items]
Statutory rate (as a percent)	32.10%	31.20%	31.20%
Loss before tax	€ (35,245)	€ (38,596)	€ (57,532)
Taxes on the basis of the Company's domestic tax rate	11,314	12,390	14,642
Tax rate effect of foreign tax jurisdictions	(843)	78	882
Non-deductible expenses	(3,530)	(125)	(3,030)
Current year losses for which no deferred tax assets were recognized	(7,088)	(12,472)	(12,211)
Tax income related to prior years	125	(37)	(17)
Other effects	(265)	59	(196)
Income tax (expenses)/ benefit	€ (287)	€ (107)	€ 70
Domestic tax rate
Income Tax Disclosure [Line Items]
Statutory rate (as a percent)	32.10%
Corporate income tax rate (as a percent)	15.00%
Solidarity surcharge (as a percent)	5.50%
Trade tax rate (as a percent)	16.30%